Note 25 Net defined benefit liability asset on the consolidated balance sheet (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined benefit liabilities or assets on the consolidated balance sheet [Line Items]
Pension commitments		€ 3,661	€ 4,218	€ 4,539
Early retirement commitments		606	952	1,247
Medical benefits commitments		1,448	1,377	1,562
Other long term employee benefits	[1]	466	632	49
Defined benefit obligation, at present value		6,181	7,180	7,398
Pension plan assets		1,608	1,494	1,608
Medical benefit plan assets		1,476	1,494	1,484
Plan assets, at fair value	[2]	3,084	2,988	3,092
Total net defined benefit liability assets		3,097	4,193	4,305
Of which net defined net assets on the consolidated balance sheet	[3]	(1)	(15)	(16)
Of which net defined net liability on the consolidated balance sheet for provisions for pensions and similar obligations	[4]	2,632	3,576	4,272
Of which net defined net liability on the consolidated balance sheet for other long term employee benefits	[5]	€ 466	€ 632	€ 49

[1]	(2) The variation is mainly explained by the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A. in 2021.
[2]	(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of €188 million as of December 31, 2022 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer.
[3]	(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
[4]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.
[5]	(4) Recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet. The variation is mainly explained by the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A.